Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Indefinite-lived Intangible Assets [Line Items]
Amortization expenses	$ 101	$ 52	$ 529
Future amortization expense year one	119
Future amortization expense year two	53
Future amortization expense year three	53
Future amortization expense year four	53
Future amortization expense year five	21
Future amortization expense thereafter	296
Trademark [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets with finite lives, Net	172	197
Trademark [Member] | Newave [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets with indefinite life trademark		1,527
Courseware [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets with finite lives, Net
Courseware [Member] | Newave [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets with finite lives, Net		2
Student base [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets with finite lives, Net	65
Student base [Member] | Newave [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets with finite lives, Net		2,630
License [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets with finite lives, Net	358	379
License [Member] | Newave [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets with finite lives, Net		$ 5